787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111
August 10, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attn:	Jeffrey A. Foor Division of Investment Management

Re:	Seasons Series Trust — Large Cap Growth Portfolio Pre-Effective Amendment No. 1 to the Registration Statement of Form N-14 Securities Act File No. 333-168060
Dear Mr. Foor:
On behalf of Seasons Series Trust (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Pre-Effective Amendment No. 1 (the “Amendment”) to the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the Large Cap Growth Portfolio, a series of the Registrant, of the Large Cap Composite Portfolio, a series of the Registrant (the “Reorganization”). The Registration Statement was initially filed with the Securities and Exchange Commission (the “Commission”) on July 9, 2010.
The purpose of the Amendment is to respond to comments from the staff of the Division of Investment Management of the SEC (the “Staff”) and to file the consent of the auditor with the conformed signature. As discussed in our telephone conversations, concurrently herewith, by separate letter, the Registrant has filed a request for acceleration of effectiveness of the Registration Statement for Wednesday, August 11, 2010.
Please call the undersigned at (212) 728-8681 with any questions or comments.

Sincerely,
/s/ Jack D. Cohen
Jack Cohen

New York            Washington, DC            Paris            London            Milan             Rome            Frankfurt            Brussels

August 10, 2009

cc:	Nori Gabert, Esq., SunAmerica Asset Management Corp. Anthony Vertuno, Esq., Willkie Farr & Gallagher LLP